UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2023

WESTERN ASSET

MANAGED MUNICIPALS

FUND INC. (MMU)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax* as is consistent with preservation of capital.

When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund seeks to achieve its objective by investing primarily in long-term investment grade municipal debt securities issued by state and local governments, political subdivisions, agencies and public authorities (municipal obligations). Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal obligations rated investment grade at the time of investment.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Managed Municipals Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund Inc. for the six-month reporting period ended November 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On October 16, 2023, Western Asset Managed Municipals Fund Inc. (NYSE: MMU) completed the merger of Western Asset Municipal Partners Fund Inc. (NYSE: MNP and together with MMU, the “Funds” or each, a “Fund”) with and into MMU (the “Merger”).

As of the close of the Merger, the previously announced distributions for October and November for MNP common stockholders was cancelled and MNP common stockholders received MMU distributions for October and November.

In addition, MMU issued and delivered for distribution to holders of shares of MNP Series 1 Variable Rate Demand Preferred Stock (“MNP Series 1 VRDPS”) newly-issued shares of MMU’s Series 2 Variable Rate Demand Preferred Stock (“MMU Series 2 VRDPS”) with the same aggregate liquidation preference and terms as MNP’s Series 1 VRDPS, respectively, issued and outstanding immediately before the date of the Merger. The newly-issued MMU Series 2 VRDPS have equal priority with any other outstanding shares of MMU’s Series 1 Variable Rate Demand Preferred Stock as to the payment of dividends and as to the distribution of assets upon dissolution, liquidation or winding up of the affairs of MMU. Any accrued and unpaid dividends on the MNP Series 1 VRDPS have been assumed by MMU and will be payable on the same dividend payment schedule.

Prior to the closing of the Merger, MNP’s outstanding Auction Rate Cumulative Preferred Stock (“ARPS”) were redeemed in connection with the Merger, pursuant to the redemption terms outlined in the Articles Supplementary for MNP’s ARPS. In addition, prior to the closing of the Merger, MMU’s outstanding ARPS were redeemed in connection with the Merger, pursuant to the redemption terms outlined in the Articles Supplementary for MMU’s ARPS. The redemption price per share was equal to the sum of the liquidation preference plus any accumulated, but unpaid, dividends thereon for both MNP’s ARPS and MMU’s ARPS.

The merger of Western Asset Intermediate Muni Fund Inc. (NYSE: SBI) with and into MMU did not receive sufficient favorable votes from SBI stockholders at SBI’s re-convened Special Meeting of Stockholders and was consequently not approved. SBI will continue as its own closed-end management investment company.

Western Asset Managed Municipals Fund Inc.	III

Letter from the chairman (cont’d)

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 29, 2023

IV	Western Asset Managed Municipals Fund Inc.

Performance review

For the six months ended November 30, 2023, Western Asset Managed Municipals Fund Inc. returned 1.44% based on its net asset value (“NAV”)i and 1.07% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexii, returned 2.29% for the same period.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During this six-month period, the Fund made distributions to shareholders totaling $0.22 per share. As of November 30, 2023, the Fund estimates that 80% of the distributions were sourced from net investment income and 20% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2023. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2023 (unaudited)
Price Per Share	6-Month Total Return**
$11.46 (NAV)	1.44%†
$9.72 (Market Price)	1.07%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

Western Asset Managed Municipals Fund Inc.	V

Performance review (cont’d)

Looking for additional information?

The Fund is traded under the symbol “MMU” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XMMUX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in the Western Asset Managed Municipals Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 29, 2023

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including interest rate risk, credit risk, leveraging risk and management risk. As interest rates rise, the price of fixed income investments declines. Lower rated, higher-yielding bonds, known as “high yield” or “junk” bonds, are subject to greater liquidity and credit risk than higher rated investment grade securities. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses and could have a potentially large impact on Fund performance. The Fund may enter into tender option bond (“TOB”) transactions, which expose

VI	Western Asset Managed Municipals Fund Inc.

the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies invest. To the extent the Fund invests in securities of other investment companies, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Leverage may result in greater volatility of NAV and market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

Western Asset Managed Municipals Fund Inc.	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2023 and May 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	1

Schedule of investments (unaudited)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 141.7%
Alabama — 5.2%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$710,000	$702,984	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,101,460	(a)(b)
Series F	5.500%	12/1/28	2,250,000	2,354,559	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	897,515	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Series F, Refunding	7.900%	10/1/50	11,580,000	12,178,545
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,421,759
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	7,251,822
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	6,540,000	6,530,396	(a)(b)
Total Alabama				32,439,040
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	796,362
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,308,529	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	664,677
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,605,931
Total Alaska				4,375,499
Arizona — 4.6%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	730,732
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	2,270,000	2,276,937	(a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	1,750,000	1,771,975	(a)(b)
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,308,735	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,251,846	(d)

See Notes to Financial Statements.

2	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	$750,000	$793,031
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,103,678
Series 2007	5.000%	12/1/32	12,000,000	12,726,035
Series 2007	5.000%	12/1/37	5,500,000	5,839,671
Total Arizona				28,802,640
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	1,050,000	1,051,822	(c)
California — 16.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,650,000	2,788,182
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,250,000	2,303,302
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.400%	4/1/24	8,000,000	8,000,842	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	843,608	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,217,525	(a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	509,330
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,441,866	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	13,410,753	(c)(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,019,007
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,723,479	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,333,036
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,407,507

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	$800,000	$801,417	(c)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	496,668	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	521,229	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	1,851,189	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	2,099,062
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,000,000	5,192,777
Series C	5.000%	7/1/42	2,000,000	2,088,865
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,571,731
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,275,372
Series B	7.000%	11/1/34	2,490,000	3,101,213
Series B	6.500%	11/1/39	8,000,000	9,838,338
Series C	6.500%	11/1/39	2,000,000	2,459,585
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	499,330	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	552,591
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,404,078
Community Facilities District No 2023-1	5.625%	9/1/53	1,070,000	1,073,616
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,030,069
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	793,603
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,549,149	(c)

See Notes to Financial Statements.

4	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	$10,635,000	$10,763,205	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,529,388	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,065,165
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	519,070
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	800,000	814,074
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,047,676
Total California				100,936,897
Colorado — 5.2%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	1,000,000	1,000,821
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,632,281
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,300,000	1,336,394	(a)(b)
Commonspirit Health Project, Series A-2	4.000%	8/1/49	2,500,000	2,198,020
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	800,134
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	3,235,000	3,374,939	(c)(e)
Subordinated, Series B	5.250%	11/15/34	3,000,000	3,422,358	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	18,909,783
Total Colorado				32,674,730
Connecticut — 0.8%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	2,000,000	2,123,899
Connecticut State, GO, Series A	4.000%	4/15/37	500,000	507,155

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	$1,150,000	$1,154,810	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,054,865
Total Connecticut				4,840,729
Delaware — 0.1%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	497,953
District of Columbia — 0.6%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	822,414
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,820,479
Total District of Columbia				3,642,893
Florida — 7.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	1,600,000	1,621,419	(c)
Series A	5.000%	10/1/45	1,000,000	1,002,980	(c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	431,302	(c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	715,000	712,817	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	5,850,000	6,096,928
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	743,986
Series A, Refunding	5.000%	10/1/30	2,410,000	2,451,678
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	900,000	835,451
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	510,746	(c)
Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,520,081	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,250,000	1,281,387	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,051,850
Series A, Refunding	5.000%	10/1/49	3,500,000	3,548,541	(c)

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	$9,000,000	$9,002,340
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,049,173	(c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,604,939	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,341,356
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	720,993
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,860,905
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	523,092
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	2,175,000	2,415,323
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	1,021,137
Total Florida				46,348,424
Georgia — 1.4%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,250,000	1,275,826
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,198,988
Plant Vogtle Units 3&4, Project P, Series A	5.000%	1/1/56	1,295,000	1,307,898
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	777,708
Project One, Series A	5.000%	1/1/50	1,250,000	1,281,532
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,470,302
Series C	5.000%	9/1/30	1,600,000	1,672,257	(a)(b)
Total Georgia				8,984,511
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	1,230,000	1,202,541

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Idaho — 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	$1,100,000	$1,112,977
Illinois — 20.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	2,000,968
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,149,086
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	101,202
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	717,712
Dedicated, Series H	5.000%	12/1/36	500,000	501,641
Dedicated, Series H	5.000%	12/1/46	5,400,000	5,105,897
Series D	5.000%	12/1/46	8,435,000	8,036,330
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,066,090
Series A	5.000%	1/1/44	1,000,000	1,007,981
Series A, Refunding	5.625%	1/1/29	2,000,000	2,089,779
Series A, Refunding	6.000%	1/1/38	2,000,000	2,082,425
Series C, Refunding	5.000%	1/1/25	4,000,000	4,046,881
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,250,000	1,269,111
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,591,335	(c)
Senior Lien, Series D	5.000%	1/1/47	500,000	509,065
Senior Lien, Series D	5.000%	1/1/52	500,000	506,289
Series A, Refunding	5.000%	1/1/31	1,000,000	1,004,860	(c)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,025,438	(c)
Series C	5.000%	1/1/35	2,200,000	2,207,995	(c)
Series C, Refunding	5.000%	1/1/43	750,000	779,503	(c)
TrIPS Obligated Group	5.000%	7/1/48	900,000	901,086	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,253,729
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	515,021
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,671,908
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,000,244
Second Lien, Series A, AGM	5.250%	1/1/53	500,000	535,392
Second Lien, Series A, Refunding	5.000%	1/1/47	2,700,000	2,726,159

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series B, Refunding	5.000%	1/1/38	$1,500,000	$1,524,173
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	807,946
Second Lien Project	5.000%	11/1/39	500,000	502,532
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,899,328
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,362,915
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	3,610,000	3,770,913
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,053,600
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,434,773
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,353,790
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	462,867
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	786,579
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	264,404
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,826,519
Illinois State, GO:
Series 2016	5.000%	1/1/33	2,000,000	2,036,371
Series 2016	5.000%	11/1/33	3,000,000	3,072,689
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,198,495
Series A	5.000%	3/1/34	2,000,000	2,187,155
Series A	5.000%	5/1/36	940,000	980,122
Series A	5.000%	3/1/37	750,000	808,377
Series A	5.000%	5/1/39	2,600,000	2,688,695
Series A	5.000%	3/1/46	2,250,000	2,315,914
Series A, Refunding	5.000%	10/1/29	5,095,000	5,423,445
Series A, Refunding	5.000%	10/1/30	500,000	531,514
Series C	5.000%	12/1/41	4,000,000	4,268,039	(f)
Series D	5.000%	11/1/27	2,400,000	2,542,963
Series D	5.000%	11/1/28	750,000	794,490

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	$3,500,000	$3,363,639
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,379,680
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	8,150,000	8,256,492
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,544,586
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	5,750,000	6,396,636
Total Illinois				127,242,768
Indiana — 1.3%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	1,870,309
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,081,120
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,156,406
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	1,972,128
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	882,464
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,001,229	(c)
Total Indiana				7,963,656
Iowa — 1.2%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	4,400,000	4,403,134	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	2,500,000	2,467,166
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	667,362
Total Iowa				7,537,662
Kentucky — 2.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,032,319

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$6,500,000	$6,395,960	(a)(b)
Series C	4.000%	6/1/25	5,800,000	5,774,804	(a)(b)
Total Kentucky				13,203,083
Louisiana — 1.8%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,500,000	2,530,214	(c)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,121,207
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	2,250,000	2,138,052	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,650,000	4,419,775	(a)(b)
Total Louisiana				11,209,248
Maryland — 0.5%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	500,000	455,686
Morgan State University Project	5.000%	7/1/50	1,150,000	1,143,259
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,761,999
Total Maryland				3,360,944
Massachusetts — 3.0%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	355,660
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,800,000	1,878,987
International Charter School	5.000%	4/15/40	1,875,000	1,830,908
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	493,312
Northeastern University Issue, Refunding	5.000%	10/1/44	2,750,000	2,989,058
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	918,467
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,524,470	(c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,804,723	(c)
Series E	5.000%	7/1/46	6,980,000	7,217,768	(c)
Total Massachusetts				19,013,353

See Notes to Financial Statements

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 3.3%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	$1,300,000	$1,301,872
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,179,844	(f)
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,123,314	(f)
Senior Lien, Series A	5.000%	7/1/46	6,795,000	6,900,708
Senior Lien, Series C, Refunding	5.000%	7/1/35	650,000	672,320
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,034,781	(c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	634,504
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,530,000	1,536,861
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	253,420
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	285,000	290,554
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,103,269
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,800,000	1,818,799	(c)
Total Michigan				20,850,246
Missouri — 0.7%
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services Projects, Refunding	5.000%	2/1/44	2,710,000	2,520,998
Lutheran Senior Services Projects, Series A	5.000%	2/1/42	150,000	141,938
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,472,681
Total Missouri				4,135,617

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Nebraska — 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	$2,000,000	$1,979,956
New Hampshire — 0.1%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	950,000	916,917
New Jersey — 7.4%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	244,159
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,000,776	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,500,278	(c)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	450,817
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,538,582	(c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,150,629
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	5,000,000	5,002,702	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,055,682
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,500,000	1,517,368
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	758,547
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,304,110
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,573,348
Transportation Program, Series AA	5.000%	6/15/50	5,520,000	5,739,907
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,473,625
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,350,216
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,276,596
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,074,408
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,148,893

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation System, Series A, Refunding	4.250%	6/15/40	$750,000	$766,244
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	816,005
Total New Jersey				46,742,892
New York — 23.0%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,149,072
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	2,000,000	2,053,448
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	494,846
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,921,755
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,750,000	1,618,115
Series A-2	5.000%	5/15/30	2,300,000	2,443,822	(a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	254,969
Series C-1	5.000%	11/15/33	350,000	361,459
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,689,941
Subseries A-1	4.000%	8/1/40	1,250,000	1,254,045
Subseries A-1	5.000%	8/1/47	2,070,000	2,211,992
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	829,794
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	719,300
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	5,653,066
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,216,885
Second General Resolution, Series CC	5.000%	6/15/48	600,000	622,583
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	2,000,000	2,041,864
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F	5.000%	5/1/42	3,000,000	3,113,377
Subordinated, Series F	5.000%	2/1/47	10,250,000	11,021,721

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	$2,500,000	$2,361,786
Non-State Supported Debt, New School University, Series A	5.000%	7/1/35	1,900,000	1,930,094
Non-State Supported Debt, SD, Series A, AGM	5.000%	10/1/29	5,000	5,507	(g)
Series B, Refunding	5.000%	2/15/43	5,000	5,397	(g)
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	2,995,000	3,127,069
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	1,000,000	1,044,385
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,850,000	2,994,776
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,423,817
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	7,049,230
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	3,107,194
New York State Liberty Development Corp. Revenue, 7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,618,303
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,183,173	(d)
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,679,170
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,000,000	3,824,473
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	507,265	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	658,744	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,772,626	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	2,750,000	2,976,699	(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	$2,200,000	$2,284,626	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,750,000	1,579,728	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,285,375	(c)(f)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.125%	6/30/60	5,250,000	5,287,444	(c)(f)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,000,000	3,002,646	(c)(f)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,050,532
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,551,148	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,747,431	(c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	3,187,299
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	6,532,831
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,437,164	(c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	954,020	(c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	898,392	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	261,606
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	9,469,328
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	2,067,855
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,926,080
Payroll Mobility Tax-MTA Bridges & Tunnels, Senior Lien, Series A, Refunding	5.000%	5/15/51	2,500,000	2,646,152
Total New York				144,111,419
North Carolina — 1.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	1,835,415
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	1,000,000	974,454

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	$500,000	$405,859
The Forest at Duke Project	4.000%	9/1/46	715,000	551,261
The Forest at Duke Project	4.000%	9/1/51	1,000,000	739,885
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	1,500,000	1,515,363
Series A, Refunding	5.000%	7/1/51	1,500,000	1,513,585
Total North Carolina				7,535,822
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	3,550,000	2,584,450
Ohio — 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	3,425,000	3,026,131
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,950,000	1,699,357	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,253,577	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,305,855	(a)(b)(c)
Total Ohio				8,284,920
Oklahoma — 0.3%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	1,936,106
Oregon — 1.0%
Multnomah County, OR, SD No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	1,000,000	730,434
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,134,132	(a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,608,789
Total Oregon				6,473,355

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 6.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	$500,000	$490,907
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	266,546
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	335,000	335,925
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	381,706	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	1,145,000	1,147,566
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	2,000,000	1,971,532
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,459,450
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,595,032
Pennsylvania State Economic Development Financing Authority Revenue:
Solid Waste Disposal, Waste Management Inc. Project	2.150%	7/1/24	350,000	345,727	(a)(b)(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,165,907	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	7,437,146	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-2, Refunding	5.000%	12/1/48	2,000,000	2,056,018
Series B	5.000%	12/1/45	2,000,000	2,116,720
Series B, Refunding	5.250%	12/1/47	1,500,000	1,636,593
Series C, Refunding	4.000%	12/1/51	2,000,000	1,893,082
Subordinated, Series B	5.000%	12/1/48	2,900,000	2,962,963
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,010,327	(c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	500,000	478,830
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	265,532
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	523,506

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	$1,755,000	$1,791,625
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	800,000	835,281
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	2,280,000	2,381,211
Total Pennsylvania				39,549,132
Puerto Rico — 5.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,843,744	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,560,506	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	438,000	284,120
Restructured, Series A	5.000%	7/1/62	480,000	475,200
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	9,911	9,674
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	47,958
Restructured, Series A-1	5.375%	7/1/25	68,034	69,238
Restructured, Series A-1	5.625%	7/1/27	67,418	70,460
Restructured, Series A-1	5.625%	7/1/29	66,323	70,198
Restructured, Series A-1	5.750%	7/1/31	64,420	69,410
Restructured, Series A-1	4.000%	7/1/33	61,087	57,145
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,109,511
Restructured, Series A-1	4.000%	7/1/37	4,065,000	3,641,739
Restructured, Series A-1	4.000%	7/1/41	629,073	544,739
Restructured, Series A-1	4.000%	7/1/46	66,635	55,537
Subseries CW	0.000%	11/1/43	270,075	140,777	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,900,000	732,250	*(h)
Series A	5.050%	7/1/42	450,000	113,625	*(h)
Series XX	5.250%	7/1/40	4,570,000	1,153,925	*(h)
Series ZZ, Refunding	—	7/1/18	1,550,000	387,500	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	1,240,000	1,071,026
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,310,577

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.550%	7/1/40	$300,000	$292,253
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,164,038
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,761,949
Restructured, Series A-2	4.329%	7/1/40	8,290,000	7,867,597
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,481,207
Total Puerto Rico				36,385,903
South Carolina — 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	1,250,000	1,261,258	(a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,550,000	2,392,531
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	524,234	(c)
Series 2018	5.000%	7/1/48	1,750,000	1,772,816	(c)
Total South Carolina				5,950,839
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	700,000	714,711
Tennessee — 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	3,139,331
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,542,091
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	2,250,000	2,425,447
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	500,000	516,625
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,028,124
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	5,000,000	4,968,704	(a)(b)
Total Tennessee				13,620,322
Texas — 7.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	255,516

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	$1,600,000	$1,651,164
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	2,000,000	2,049,863	(c)
Series B	5.000%	11/15/39	3,270,000	3,406,994	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	3,932,486
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	513,227
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B and C	5.500%	10/1/36	6,000,000	6,617,641
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,857,812	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,620,412
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	6,500,000	6,473,749	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	2,100,000	1,772,689	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,930,539	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	717,871	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,002,232
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	160,000	162,492	(c)
Series 2017	5.000%	11/1/36	160,000	162,130	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	733,711
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	959,248
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	841,738
Series B, Refunding	5.000%	1/1/45	2,705,000	2,727,452
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	227,920	(c)(d)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	$2,500,000	$2,393,836
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Refunding	5.500%	6/30/41	1,650,000	1,759,190	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	462,457	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,607,018	(c)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	475,732	9,515	*(d)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	200,000	10,000	*(h)
Total Texas				45,858,902
Utah — 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,375,784	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	252,247
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,004,974
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,067,419
Series 2021	4.000%	10/15/36	100,000	89,114
Series 2021	4.000%	10/15/38	500,000	431,185
Total Utah				8,220,723
Virginia — 2.4%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	761,749
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023	4.750%	7/1/53	1,250,000	1,252,532	(f)
Riverside Health System, Series 2023	5.250%	7/1/53	500,000	527,524	(f)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,400,000	1,418,227	(c)

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Series B, Refunding	5.000%	7/1/45	$2,000,000	$2,016,832	(c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	525,016
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	550,000	575,444
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,182,009	(c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,045,915	(c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,286,429	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,561,790	(c)
Total Virginia				15,153,467
Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,000,000	930,358	(c)
Series 2022, Refunding	5.000%	8/1/41	3,250,000	3,428,271	(c)
Series C	5.000%	5/1/42	1,500,000	1,514,686	(c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	477,108
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,097,376
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,540,952
Total Washington				8,988,751
Wisconsin — 2.1%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	3,000,000	3,069,443
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,000,013	(c)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	2,075,978
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	645,136

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	$1,800,000	$1,406,218	(d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,600,000	1,711,656
Total Wisconsin				12,908,444
Total Municipal Bonds (Cost — $893,588,100)				889,344,264
Municipal Bonds Deposited in Tender Option Bond Trusts (j) — 4.3%
New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,587,356
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	8,480,000	8,304,636
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	11,011,611
Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $26,082,976)				26,903,603
Total Investments before Short-Term Investments (Cost — $919,671,076)				916,247,867
Short-Term Investments — 2.2%
Municipal Bonds — 2.2%
Delaware — 0.2%
University of Delaware, Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	3.200%	11/1/35	200,000	200,000	(k)(l)
Series C, Refunding, SPA - TD Bank N.A.	3.200%	11/1/37	1,200,000	1,200,000	(k)(l)
Total Delaware				1,400,000
Florida — 0.3%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Refunding	3.250%	11/15/32	1,700,000	1,700,000	(k)(l)
Georgia — 0.2%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	3.750%	11/1/62	1,200,000	1,200,000	(c)(k)(l)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.150%	10/1/42	200,000	200,000	(k)(l)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 0.1%
Regents of the University of Michigan General Revenue, Series D-1	3.350%	12/1/24	$550,000	$550,000	(k)(l)
Mississippi — 0.0%††
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series E	3.400%	12/1/30	100,000	100,000	(k)(l)
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC-TD Bank N.A.	3.250%	7/1/35	600,000	600,000	(k)(l)
New York — 1.1%
New York City, NY, GO, Subseries F-6, SPA - JPMorgan Chase & Co.	3.250%	6/1/44	400,000	400,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.200%	6/15/49	3,700,000	3,700,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.200%	6/15/48	1,100,000	1,100,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-1, SPA-Bank of America N.A.	3.400%	6/15/48	170,000	170,000	(k)(l)
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-3, SPA - Mizuho Bank Ltd.	3.260%	8/1/43	300,000	300,000	(k)(l)
Subseries A-4, Refunding, SPA - TD Bank N.A.	3.200%	11/1/29	1,400,000	1,400,000	(k)(l)
Total New York				7,070,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.200%	8/1/34	660,000	660,000	(k)(l)
Pennsylvania — 0.1%
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	3.250%	12/1/38	400,000	400,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — 0.0%††
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-2, Refunding	3.200%	12/1/41	$100,000	$100,000	(k)(l)
Total Short-Term Investments (Cost — $13,980,000)				13,980,000
Total Investments — 148.2% (Cost — $933,651,076)				930,227,867
Variable Rate Demand Preferred Stock, at Liquidation Value — (45.3)%				(284,075,000)
TOB Floating Rate Notes — (2.2)%				(13,955,000)
Other Liabilities in Excess of Other Assets — (0.7)%				(4,539,581)
Total Net Assets Applicable to Common Shareholders — 100.0%				$627,658,286

††	Represents less than 0.1%.

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of November 30, 2023.

(i)	The maturity principal is currently in default as of November 30, 2023.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

MWRA	— Massachusetts Water Resources Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	—Pollution Control Financing Authority

PEA	— Public Energy Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SOFR	— Secured Overnight Financing Rate

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

November 30, 2023

Assets:
Investments, at value (Cost — $933,651,076)	$930,227,867
Interest receivable	13,037,755
Receivable for securities sold	2,989,160
Dividends receivable from affiliated investments	179
Prepaid expenses	53,075
Total Assets	946,308,036

Liabilities:
Variable Rate Demand Preferred Stock ($25,000 liquidation value per share; 11,363 shares issued and outstanding) (net of deferred offering costs of $1,808,099) (Note 5)	282,266,901
Payable for securities purchased	19,503,157
TOB Floating Rate Notes (Note 1)	13,955,000
Distributions payable to Common Shareholders	1,999,026
Investment management fee payable	363,526
Interest expense payable	156,147
Due to custodian	132,706
Directors’ fees payable	10,305
Accrued expenses	262,982
Total Liabilities	318,649,750
Total Net Assets Applicable to Common Shareholders	$627,658,286

Net Assets Applicable to Common Shareholders:
Common stock par value ($0.001 par value; 54,767,844 shares issued and outstanding; 500,000,000 common shares authorized)	$54,768
Paid-in capital in excess of par value	649,573,013
Total distributable earnings (loss)	(21,969,495)
Total Net Assets Applicable to Common Shareholders	$627,658,286

Common Shares Outstanding	54,767,844

Net Asset Value Per Common Share	$11.46

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2023

Investment Income:
Interest	$16,514,180
Dividends from affiliated investments	1,042
Total Investment Income	16,515,222

Expenses:
Distributions to Variable Rate Demand Preferred Stockholders (Notes 1 and 5)	4,303,168
Investment management fee (Note 2)	2,069,529
Liquidity fees (Note 5)	911,139
Legal fees	369,029
Interest expense (Note 1)	218,268
Directors’ fees	79,817
Transfer agent fees	74,822
Remarketing fees (Note 5)	59,549
Amortization of Variable Rate Demand Preferred Stock offering costs (Note 5)	31,624
Fund accounting fees	29,056
Rating agency fees	28,639
Audit and tax fees	25,008
Auction agent fees	21,998
Stock exchange listing fees	11,113
Shareholder reports	11,030
Insurance	2,639
Custody fees	2,285
Auction participation fees (Note 6)	223
Miscellaneous expenses	11,648
Total Expenses	8,260,584
Less: Fee waivers and/or expense reimbursements (Note 2)	(54,933)
Net Expenses	8,205,651
Net Investment Income	8,309,571

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(4,746,367)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	10,866,264
Net Gain on Investments	6,119,897
Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income (Notes 1 and 6)	(28,118)
Increase in Net Assets Applicable to Common Shareholders From Operations	$14,401,350

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended November 30, 2023 (unaudited) and the Year Ended May 31, 2023	November 30	May 31

Operations:
Net investment income	$8,309,571	$18,038,873
Net realized loss	(4,746,367)	(13,322,801)
Change in net unrealized appreciation (depreciation)	10,866,264	(15,063,868)
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(28,118)	(759,981)
Increase (Decrease) in Net Assets Applicable to Common Shareholders From Operations	14,401,350	(11,107,777)

Distributions to Common Shareholders From (Note 1):
Total distributable earnings	(10,329,759)	(17,393,744)
Return of capital	—	(2,251,893)
Decrease in Net Assets From Distributions to Common Shareholders	(10,329,759)	(19,645,637)

Fund Share Transactions:
Net assets of shares issued in connection with merger (11,400,072 and 0 shares issued, respectively) (Note 9)	123,821,419	—
Cost of aggregate fractional shares repurchased (79 and 0 aggregate fractional shares repurchased, respectively) (Note 9)	(855)	—
Net increase from repurchase of Auction Rate Cumulative Preferred Shares (Note 6)	—	1,316,250
Increase in Net Assets From Fund Share Transactions	123,820,564	1,316,250
Increase (Decrease) in Net Assets Applicable to Common Shareholders	127,892,155	(29,437,164)

Net Assets Applicable to Common Shareholders:
Beginning of period	499,766,131	529,203,295
End of period	$627,658,286	$499,766,131

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended November 30, 2023

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets applicable to common shareholders resulting from operations*	$14,429,468
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(110,516,530)
Sales of portfolio securities	91,935,507
Net purchases, sales and maturities of short-term investments	2,867,592
Net amortization of premium (accretion of discount)	1,571,678
Increase in receivable for securities sold	(2,989,160)
Increase in interest receivable†	(353,800)
Increase in prepaid expenses†	(35,456)
Decrease in dividends receivable from affiliated investments†	86
Increase in payable for securities purchased	15,586,379
Amortization of preferred stock offering costs†	31,624
Decrease in investment management fee payable†	(17,400)
Decrease in Directors’ fees payable†	(3,785)
Increase in interest expense payable	37,981
Decrease in accrued expenses†	(358,392)
Decrease in distributions payable to Variable Rate Demand Preferred Stockholders†	(90,404)
Net realized loss on investments	4,746,367
Change in net unrealized appreciation (depreciation) of investments	(10,866,264)
Net Cash Provided in Operating Activities**	5,975,491

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(9,913,660)
Distributions paid on Auction Rate Cumulative Preferred Stock (net of distributions payable)†	(57,194)
Redemption of Auction Rate Cumulative Preferred Stock	(1,300,000)
Increase in due to custodian	132,706
Proceeds from TOB Floating Rate Notes	5,100,000
Payment for fractional shares repurchased	(855)
Net Cash Used by Financing Activities	(6,039,003)
Net Decrease in Cash and Restricted Cash	(63,512)
Cash and restricted cash at beginning of period	—
Cash acquired in connection with the reorganization	63,512
Cash and restricted cash at end of period	—

*	Does not include distributions paid to Auction Rate Cumulative Preferred Stockholders.

**	Included in operating expenses is $180,287 paid for interest on borrowings and $4,303,168 paid for distributions to Variable Rate Demand Preferred Stockholders.

†	Excludes assets and liabilities acquired in reorganization.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	31

Statement of cash flows (unaudited) (cont’d)

For the Six Months Ended November 30, 2023

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

November 30, 2023
Cash	—
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	—

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Financial highlights

For a common share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2023[1,2]		2023[1]	2022[1]	2021[1]	2020[1]	2019[1]

Net asset value, beginning of period	$11.52		$12.20	$14.19	$13.04	$13.75	$13.51

Income (loss) from operations:
Net investment income	0.18		0.42	0.47	0.53	0.51	0.63
Net realized and unrealized gain (loss)	(0.02)	[3]	(0.66)	(1.97)	1.15	(0.61)	0.32
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(0.00)	[4]	(0.02)	(0.00) [4]	(0.00) [4]	(0.01)	(0.02)
Total income (loss) from operations	0.16		(0.26)	(1.50)	1.68	(0.11)	0.93

Less distributions to common shareholders from:
Net investment income	(0.22)	[5]	(0.40)	(0.48)	(0.53)	(0.60)	(0.70)
Net realized gains	—		—	(0.01)	—	—	—
Return of capital	—		(0.05)	—	—	—	—
Total distributions to common shareholders	(0.22)		(0.45)	(0.49)	(0.53)	(0.60)	(0.70)
Net increase from repurchase of Auction Rate Cumulative Preferred Shares	—		0.03	—	0.00 [4]	0.00 [4]	0.01

Net asset value, end of period	$11.46		$11.52	$12.20	$14.19	$13.04	$13.75

Market price, end of period	$9.72		$9.84	$11.13	$13.46	$12.03	$13.73
Total return, based on NAV[6,7]	1.44%[8]		(1.78)%[9]	(10.86)%	13.09%[10]	(0.89)%[10]	7.23%[11]
Total return, based on Market Price[12]	1.07%		(7.61)%	(14.06)%	16.67%	(8.35)%	14.03%

Net assets applicable to common shareholders, end of period (millions)	$628		$500	$529	$615	$565	$595

Ratios to average net assets:[13]
Gross expenses	3.19%[8,14]		2.44%	1.34%	1.31%	1.76%	1.85%
Net expenses[15]	3.17	[8,14,16]	2.44 [16]	1.34 [16]	1.31 [16]	1.76 [16]	1.85
Net investment income	3.21	[8,14]	3.59	3.43	3.85	3.76	4.74

Portfolio turnover rate	12%		28%	22%	16%	32%	21%

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	33

Financial highlights (cont’d)

For a common share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1]	2021[1]	2020[1]	2019[1]

Supplemental data:
Auction Rate Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	—	$1,300	$27,625	$27,625	$27,650	$28,050
Variable Rate Demand Preferred Stock at Liquidation Value, End of Period (000s)	$284,075	$217,575	$217,575	$217,575	$217,575	$217,575
Asset Coverage Ratio for Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[17]	321%	328%	316%	351%	331%	342%
Asset Coverage, per $25,000 Liquidation Value per Share of Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[17]	$80,237	$82,084	$78,956	$87,754	$82,646	$85,598

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations resulting from the transfer of assets in relation to fluctuating market values of the investment of the Fund.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]

Ratios and total return for the period ended November 30, 2023, include certain non-recurring fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 3.09%, 3.07% and 3.31%, respectively, and total return based on NAV would have been unchanged.

[9]

The total return based on NAV reflects the impact of the repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been (2.04)%.

[10]

The total return based on NAV reflects the impact of the repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 85% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been the same.

[11]

The total return based on NAV reflects the impact of the repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 85% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been 7.15%.

[12]	The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results.

[13]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[14]	Annualized.

[15]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[16]	Reflects fee waivers and/or expense reimbursements.

[17]

Represents value of net assets plus the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, at the end of the period divided by the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, outstanding at the end of the period.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

36	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$889,344,264	—	$889,344,264
Municipal Bonds Deposited in Tender Option Bond Trusts	—	26,903,603	—	26,903,603
Total Long-Term Investments	—	916,247,867	—	916,247,867
Short-Term Investments†	—	13,980,000	—	13,980,000
Total Investments	—	$930,227,867	—	$930,227,867

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended November 30, 2023, the average

38	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

daily amount of floating rate notes outstanding was $10,025,492 and weighted average interest rate was 4.22%.

(c) Net asset value. The net asset value (“NAV”) of the Fund’s common stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to common stock by the total number of shares of common stock outstanding. For the purpose of determining the NAV per share of the common stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less the Fund’s liabilities including the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Variable Rate Demand Preferred Stock (“VRDPS”), net of deferred offering costs.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distribution may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the common shareholders of the Fund. Distributions to common shareholders of net realized

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

gains, if any, are taxable and are declared at least annually. Distributions to common shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Distributions to holders of Auction Rate Cumulative Preferred Stock (“ARCPS”) were accrued daily and paid on a weekly basis and were determined as described in Note 6. Distributions to holders of VRDPS are accrued on a daily basis and paid monthly as described in Note 5 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s VRDPS are treated as dividends or distributions.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. FTFA has agreed to waive 0.05% of its investment management fee from October 16, 2023 through October 16, 2024. For the purposes of calculating the investment management fee, the aggregate liquidation value of the Preferred Stock is not deducted in determining the Fund’s average daily net assets.

40	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

During the six months ended November 30, 2023, fees waived and/or expenses reimbursed amounted to $54,933, which included an affiliated money market fund waiver of $17.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended November 30, 2023, such purchase and sale transactions (excluding accrued interest) were $27,420,000 and $28,350,000, respectively.

3. Investments

During the six months ended November 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$110,516,530
Sales	91,935,507

At November 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$919,696,076	$24,606,461	$(28,029,670)	$(3,423,209)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended November 30, 2023, the Fund did not invest in derivative instruments.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

5. Variable rate demand preferred stock

On March 4, 2015, the Fund completed a private offering of 8,703 shares of Series 1 VRDPS. Net proceeds from the offering were used by the Fund to repurchase outstanding shares of Series M, Series T, Series W, Series TH and Series F ARCPS that had been accepted for payment pursuant to the tender offer (see Note 6). Offering costs incurred by the Fund in connection with the Series 1 VRDPS issuance are being amortized to expense over the life of the VRDPS.

On October 16, 2023, the Fund issued and delivered for distribution to holders of shares of Western Asset Municipal Partners Fund Inc. Series 1 VRDPS newly-issued shares of the Fund’s Series 2 VRDPS. Offering costs incurred by the Fund in connection with the Series 2 VRDPS issuance are being amortized to expense over the life of the Series 2 VRDPS.

The table below summarizes the key terms of Series 1 and Series 2 of the VRDPS at November 30, 2023.

Series	Mandatory Redemption Date	Shares	Liquidation Preference Per Share	Aggregate Liquidation Value
Series 1	3/4/2045	8,703	$25,000	$217,575,000
Series 2	3/11/2045	2,660	25,000	66,500,000

The VRDPS shares are not listed on any securities exchange or automated quotation system. For financial reporting purposes, the VRDPS shares are considered debt of the Fund; therefore, the liquidation value, which approximates fair value of the VRDPS shares, is recorded as a liability on the Statement of Assets and Liabilities.

Holders of VRDPS have the right to tender their VRDPS shares for remarketing at a price equal to the liquidation preference amount plus all accumulated but unpaid dividends and at a date which is no earlier than the seventh day following delivery of the notice to the tender and paying agent. The VRDPS shares include a liquidity feature that allows VRDPS holders to have their shares purchased by the liquidity provider with whom the Fund has contracted in the event of a failed remarketing where purchase orders are not sufficient in number to be matched with the sale orders. The Fund is required to redeem the VRDPS shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. The Fund pays a monthly remarketing fee at the annual rate of 0.05% of the liquidation value of each VRDPS share outstanding on the first calendar day of the preceding calendar month. These fees are shown as remarketing fees on the Statement of Operations.

Holders of VRDPS are entitled to receive monthly cumulative cash dividends, payable on the first business day of each calendar month, at a variable rate set weekly by the remarketing agent. The dividend rate is generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate will reset to the maximum rate. The maximum rate is determined, in part, based upon the long-term rating assigned to the VRDPS. In the event the Fund fails to make a scheduled dividend payment, all outstanding shares of the VRDPS are subject to mandatory tender.

42	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Subject to certain conditions, the VRDPS shares may be redeemed, in whole or in part, at any time at the option of the Fund. The redemption price per share is equal to the liquidation value per share plus any accumulated but unpaid dividends. The Fund is required to redeem its VRDPS on the mandatory redemption dates, March 4, 2045 and March 11, 2045, for Series 1 and Series 2, respectively. In addition, the Fund is required to redeem certain of the VRDPS shares if the Fund fails to maintain certain asset coverage and rating agency guidelines.

The Fund is a party to a fee agreement with the liquidity provider that requires monthly payment of an annual liquidity fee. These fees are shown as liquidity fees on the Statement of Operations. The fee agreement between the Fund and the liquidity provider is scheduled to terminate on June 21, 2024. The Fund has the right, which is exercisable 120 to 90 days prior to the scheduled termination date, to request that the liquidity provider extend the term of the agreement for an additional period. The Fund may also terminate the agreement early. In the event the fee agreement is not renewed or is terminated in advance, and the Fund does not enter into a fee agreement with an alternate liquidity provider, the VRDPS will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The Fund is required to redeem any VRDPS purchased by the liquidity provider six months after the purchase date.

The VRDPS ranks senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the VRDPS, due on or prior to the date of the common stock dividend or distribution, and meets the VRDPS asset coverage and rating agency requirements.

The holders of the VRDPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of VRDPS or the holders of common stock. Pursuant to the 1940 Act, holders of the VRDPS have the right to elect two Directors of the Fund, voting separately as a class.

The annualized dividend rate for the VRDPS shares for the six months ended November 30, 2023 was 3.651%.

6. Auction rate cumulative preferred stock

During a portion of the six months ended November 30, 2023, the Fund had 3 shares outstanding of Series M, 18 shares outstanding of Series T, 2 shares outstanding of Series W, 17 shares outstanding of Series Th and 12 shares outstanding of Series F, each of ARCPS. As described below, all of the Fund’s remaining outstanding ARCPS were redeemed by the Fund during the six months ended November 30, 2023.

On January 22, 2015, the Fund announced that it had commenced an issuer tender offer for up to 100% of its outstanding ARCPS at a price equal to 90% of the liquidation preference of $25,000 per share (or $22,500 per share), plus any unpaid dividends accrued through February 27, 2015, the expiration date of the tender offer.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The Fund’s tender offers were conditioned upon the Fund closing on the private offering of VRDPS with an aggregate liquidation preference at least equal to the aggregate liquidation preference of ARCPS accepted for tender.

On March 4, 2015, the Fund announced the final results for its issuer tender offer and all shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 1,871 Series M ARCPS, 1,717 Series T ARCPS, 1,710 Series W ARCPS, 1,466 Series Th ARCPS and 1,939 Series F ARCPS, which represented 93.55% of outstanding Series M ARCPS, 85.85% of outstanding Series T ARCPS, 85.50% of outstanding Series W ARCPS, 73.30% of outstanding Series Th ARCPS, and 96.95% of outstanding Series F ARCPS. In aggregate, the Fund accepted for payment 8,703 ARCPS, which represented 87.03% of the outstanding ARCPS. The ARCPS that were not tendered remained outstanding.

In September 2015, the Fund repurchased 14 Series W ARCPS in a private transaction at a price equal to 90% of the liquidation preference of $25,000 per share (or $22,500 per share), plus any unpaid dividends.

On November 27, 2018, the Fund repurchased 80 Series M and 80 Series Th ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.

On January 23, 2019, the Fund repurchased 1 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.

On November 20, 2019, the Fund repurchased 16 Series Th ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.

On November 17, 2020, the Fund repurchased 1 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.

On November 16, 2022, the Fund repurchased 2 Series M, 31 Series T, 17 Series W and 24 Series Th ARCPS in a private transaction at a price equal to 95% of the liquidation preference of $25,000 per share (or $23,750 per share), plus any unpaid dividends.

On March 1, 2023, the Fund repurchased 42 Series M, 234 Series T, 257 Series W, 397 Series Th and 49 Series F ARCPS in a private transaction at a price equal to 95% of the liquidation preference of $25,000 per share (or $23,750 per share), plus any unpaid dividends.

On October 5, 2023, the Fund redeemed 3 Series M ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.

On October 6, 2023, the Fund redeemed 18 Series T ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.

44	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

On October 10, 2023, the Fund redeemed 2 Series W ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.

On October 11, 2023, the Fund redeemed 17 Series Th ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.

On October 12, 2023, the Fund redeemed 12 Series F ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.

The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

The ARCPS’ dividends were cumulative at a rate determined at an auction and the dividend period was typically seven days. The dividend rate could not exceed a certain maximum rate, including in the event of a failed auction, unless the Board of Directors of the Fund authorized an increased maximum rate. To the extent capital gains and other taxable income were allocated to holders of ARCPS for tax purposes, the Fund would have likely had to pay higher dividends to holders of ARCPS to compensate them for the increased tax liability to them resulting from such allocation. Due to failed auctions experienced by the Fund’s ARCPS starting February 14, 2008, the Fund paid the applicable maximum rate, which was calculated using the higher of 110% of the taxable equivalent of the short-term municipal bond rate and 110% of the prevailing 30-days “AA” Financial Composite Commercial Paper Rate. The Fund may have paid higher maximum rates if the rating of the Fund’s ARCPS were to be lowered by the rating agencies.

The dividend rates ranged from 5.623% to 7.118% during a portion of the six months ended November 30, 2023.

The holders of the ARCPS had one vote per share and voted together with the holders of common stock of the Fund as a single class except on matters that affected only the holders of preferred stock or the holders of common stock. Pursuant to the 1940 Act, holders of the preferred stock had the right to elect two Directors of the Fund, voting separately as a class.

Citigroup Global Markets Inc. (“CGM”), an indirect wholly-owned subsidiary of Citigroup, Inc., acted as a broker/dealer in connection with the auction of ARCPS. For all previous periods since the ARCPS had been outstanding, the participation fee had been paid at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer had placed at the auction. However, on August 3, 2009, CGM reduced its participation fee to an annual rate of 0.05% of the purchase price of the ARCPS, in the case of a failed auction. For a portion of the six months ended November 30, 2023, CGM earned $223 as a participating broker/dealer.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

7. Distributions to common shareholders subsequent to November 30, 2023

The following distributions to common shareholders have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/22/2023	12/1/2023	$0.0365
12/21/2023	12/29/2023	$0.0415
1/24/2024	2/1/2024	$0.0415
2/22/2024	3/1/2024	$0.0415

8. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2023 and the year ended May 31, 2023, the Fund did not repurchase any shares.

9. Transfer of net assets

On October 13, 2023, the Fund acquired the assets and certain liabilities of Western Asset Municipal Partners Fund Inc. (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Board of Directors of both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Western Asset Municipal Partners Fund Inc.	11,400,072	$123,821,419	$471,041,213

As part of the reorganization, for each common share they held, shareholders of the Acquired Fund received 1.172960 common shares of the Fund. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.

The total net assets of the Acquired Fund before the acquisition included unrealized depreciation of $(8,619,540), accumulated net realized loss of $(8,527,192), overdistributed net investment income of $(1,047,999) and distributions paid to auction rate cumulative preferred stockholders of $(461,303). Total net assets of the Fund immediately after the transfer were $594,862,632. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

46	Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report

Proforma results of operations of the combined entity for the entire six months ended November 30, 2023, as though the acquisition had occurred as of the beginning of the period (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$9,614,266
Net realized loss	(6,091,696)
Change in net unrealized appreciation	4,031,906
Distributions paid to auction rate cumulative preferred stockholders	(222,989)
Increase in net assets from operations	$7,331,487

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on October 13, 2023.

10. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2023. The following transactions were effected in such company for the six months ended November 30, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset
Premier
Institutional
Government
Reserves, Premium
Shares	$94,326	$1,593,287	1,593,287	$1,687,613	1,687,613

(cont’d)	Realized Gain (Loss)	Dividend Income		Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2023
Western Asset Premier
Institutional
Government Reserves,
Premium Shares	—	$1,042		—	—

11. Deferred capital losses

As of May 31, 2023, the Fund had deferred capital losses of $20,270,462, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Managed Municipals Fund Inc. 2023 Semi-Annual Report	47

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Managed Municipals Fund Inc. was held on October 20, 2023, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors

Nominees	Common Shares and Preferred Shares, voting together, Voted FOR Election	Common Shares and Preferred Shares, voting together, WITHHELD	Common Shares and Preferred Shares, voting together, ABSTAIN
Robert D. Agdern	36,570,991	869,112	322,462
Jane Trust	36,600,023	877,246	285,296

At the Meeting, Mr. Agdern and Ms. Trust were each duly elected by the common and preferred shareholders voting together as a single class to serve as Class III Directors of the Fund until the 2026 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.

At November 30, 2023, in addition to Mr. Agdern and Ms. Trust, the other Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended May 31, 2024.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
37,273,400	214,313	274,852	0

48	Western Asset Managed Municipals Fund Inc.

Results of special meeting of shareholders

A Special Meeting of Shareholders of Western Asset Managed Municipals Fund Inc. was held on July 14, 2023, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Proposal to acquire Western Asset Intermediate Muni Fund Inc. (“SBI”)

To approve merger of SBI with and into MMU	FOR	AGAINST	ABSTAIN
Totals	22,329,364	2,214,487	315,623

Proposal to acquire Western Asset Municipal Partners Fund Inc. (“MNP”)

To approve merger of MNP with and into MMU	FOR	AGAINST	ABSTAIN
Totals	24,305,369	240,929	313,176

Shareholders of the Fund approved both mergers. However, shareholders of SBI did not vote in favor of the proposal, and therefore, the merger did not proceed for SBI. Shareholders of MNP did vote to approve the merger of MNP with and into the Fund and, after satisfaction of other conditions precedent, the merger of MNP into MMU was completed on October 16, 2023.

Western Asset Managed Municipals Fund Inc.	49

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock-holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

50	Western Asset Managed Municipals Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Managed Municipals Fund Inc.	51

Western Asset

Managed Municipals Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Marc A. De Oliveira*

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

*	Effective September 7, 2023, Mr. De Oliveira became Secretary and Chief Legal Officer.
**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Western Asset Managed Municipals Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

Western Asset Management Company, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

MMU

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include the Western Asset Money Market Funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds.

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Managed Municipals Fund Inc.

Western Asset Managed Municipals Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Managed Municipals Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WASX010152 1/24 SR23-4790

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Managed Municipals Fund Inc.

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	January 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci Principal Financial Officer

Date:	January 26, 2024